Basic and diluted net earnings (loss) per share - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 shares
Options and Convertible Debentures
Class of Stock [Line Items]
Anti-dilutive convertible debentures (in shares)	5,699,593